BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE (Details)	Mar. 24, 2021 $ / shares
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
Average shares basic and diluted	$ 0.10